Contingencies and commitments (Tables)	12 Months Ended
Dec. 31, 2017
Contingencies and commitments
Schedule to acquire property, plant and equipment and intangible assets and minimum rentals under operating leases

	Purchase	Operating
	obligations	leases	Total
2018	$370.2	$38.0	$408.2
2019	286.6	35.1	321.7
2020	117.7	29.0	146.7
2021	16.6	26.9	43.5
2022	13.8	23.3	37.1
Thereafter	13.8	102.5	116.3
	$818.7	$254.8	$1,073.5